Income Tax and Deferred Taxes - Summary of Reconciliation of Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Total tax income (expense) using statutory rate	(27.00%)	(27.00%)	(27.00%)
Tax effect of rates applied in other countries	0.08%	0.04%	0.06%
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	2.53%	31.79%	11.30%
Tax effect of non-deductible expenses for determining taxable profit (loss)	(10.49%)	(7.32%)	(2.76%)
Tax effect of adjustments to taxes in previous periods	(0.67%)	2.76%	(0.60%)
Price level restatement for tax purposes (investments and equity)	22.48%	6.54%	2.76%
Total adjustments to tax expense using statutory rate	13.93%	33.82%	10.77%
Income tax benefit (expense)	(13.07%)	60.82%	(16.23%)
ACCOUNTING INCOME BEFORE TAX	$ 115,848,792	$ (133,691,942)	$ 377,321,122
Total tax income (expense) using statutory rate	(31,279,174)	36,096,825	(101,876,703)
Tax effect of rates applied in other countries	96,520	(55,915)	(232,897)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	2,931,159	42,501,879	42,638,986
Tax effect of non-deductible expenses for determining taxable profit (loss)	(12,156,154)	(9,790,603)	(10,399,776)
Tax effect of adjustments to income taxes in previous periods	(773,163)	3,694,656	(2,251,167)
Price level restatement for tax purposes (investments and equity)	26,042,154	8,746,435	10,427,859
Total adjustments to tax expense using statutory rate	16,140,516	45,208,282	40,648,799
Income tax benefit (expense)	$ (15,138,658)	$ 81,305,107	$ (61,227,904)